Business Combinations - Additional Information (Detail) - BRL (R$) R$ in Thousands	5 Months Ended
	Dec. 31, 2023	Aug. 07, 2023
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	R$ 320,376
Profit (loss) of acquiree since acquisition date	54,619
Revenue of combined entity as if combination occurred at beginning of period	814,991
Profit (loss) of combined entity as if combination occurred at beginning of period	312,443
Boa Vista Servicos S A [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	R$ 4,239,997	R$ 4,240,000